FIXED ASSETS, NET (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Balance		$ 3,464
Balance		29,874	$ 3,464
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance		10,054	10,685
Exchange rate differences		114	11
Additions	[1]	8,385	2,112
Business combinations		23,254	1
Disposals		(1,256)	(2,755)
Balance		40,551	10,054
Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance		(6,590)	(7,393)
Exchange rate differences		(116)	(21)
Additions		(5,225)	(1,931)
Disposals		1,254	2,755
Balance		(10,677)	(6,590)
Computers and Servers
Disclosure of detailed information about property, plant and equipment [line items]
Balance		3,141
Balance		28,809	3,141
Computers and Servers | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance		8,839	7,683
Exchange rate differences		53	(2)
Additions	[1]	8,375	2,010
Business combinations		22,256	0
Disposals		(892)	(852)
Balance		38,631	8,839
Computers and Servers | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance		(5,698)	(4,981)
Exchange rate differences		(57)	1
Additions		(4,957)	(1,570)
Disposals		890	852
Balance		(9,822)	(5,698)
Office furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance		176
Balance		471	176
Office furniture and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance		445	1,132
Exchange rate differences		41	10
Additions	[1]	5	44
Business combinations		351	1
Disposals		(28)	(742)
Balance		814	445
Office furniture and equipment | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance		(269)	(823)
Exchange rate differences		(41)	(24)
Additions		(61)	(164)
Disposals		28	742
Balance		(343)	(269)
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balance		147
Balance		594	147
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance		770	1,870
Exchange rate differences		20	3
Additions	[1]	5	58
Business combinations		647	0
Disposals		(336)	(1,161)
Balance		1,106	770
Leasehold improvements | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance		(623)	(1,589)
Exchange rate differences		(18)	2
Additions		(207)	(197)
Disposals		336	1,161
Balance		$ (512)	$ (623)

[1]	As of December 31, 2022, USD 1,900 additions have not been paid (2021: nil).